CAPITAL STOCK - Performance Percentage PSUs Granted (Details) - Target Shares	Aug. 07, 2019	Jan. 01, 2018	Dec. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage			100.00%
76th percentile or higher | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage			150.00%
51st-75th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage			100.00%
25th-50th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage			50.00%
Less than the 25th percentile | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	0.00%
Less than the 25th percentile | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage			0.00%
Less than the 25th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		0.00%
75th percentile or above | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	150.00%
50th percentile | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	100.00%
50th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		100.00%
25th percentile | Shares Granted Prior To 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage	50.00%
25th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		50.00%
90th percentile or higher | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		200.00%
75th percentile | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
TSR performance percentage		150.00%
1st Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage		0.00%
2nd Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage		50.00%
3rd Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage		100.00%
4th Tier | Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
ROIC performance percentage		150.00%